DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1:-	DESCRIPTION OF BUSINESS AND GENERAL

a.	General:

-
Eltek Ltd. ("the Company") was established in Israel in 1970, and its ordinary shares have been publicly traded on the NASDAQ Capital Market ("NASDAQ") since 1997. Eltek Ltd. and its subsidiaries (Eltek USA Inc. and Eltek Europe GmbH) are collectively referred to as "the Company". As of December 31, 2025, Eltek Europe GmbH is inactive.

-
The Company manufactures, markets and sells custom made printed circuit boards ("PCBs"), including high density interconnect, flex-rigid and multi-layered boards. The principal markets of the Company are in Israel, Europe, India and North America.

-	The Company markets its products mainly to the medical technology, defense and aerospace, industrial, telecom and networking equipment industries, as well as to contract electronic manufacturers.

-
The Company is controlled by Nistec Golan Ltd ("Nistec Golan"). Nistec Golan is controlled indirectly by Mr. Yitzhak Nissan, who owns, indirectly through Nistec Holdings Ltd., all of the shares of Nistec Ltd and Nistec Golan (Nistec Holdings Ltd. and/or any of its subsidiaries are referred to as "Nistec").

b.	Credit facilities:

The Company has a revolving credit facility pursuant to which the Company may withdraw an aggregate amount of up to NIS 8.7 million ($2.7 million), subject to several financial covenants. As of December 31, 2025, and December 31, 2024, the Company has no outstanding amounts under the facility.

c.	Business risks and conditions:

-
The Company’s business is subject to numerous risks including, but not limited to, the impact of currency exchange rates (mainly NIS/US$), the Company's ability to implement its sales and manufacturing plans, the impact of competition from other companies, the Company's ability to receive regulatory clearance or approval to market its products, changes in regulatory environment, domestic and global economic conditions and industry conditions, and compliance with environmental laws and regulations.

-
Mechanical malfunction – The Company’s operations depend on specialized and, in some cases, aging manufacturing equipment that may malfunction and is not easily replaced, which could disrupt production and adversely affect its business. I addition, the Company may not be able to obtain insurance coverage to fully cover all losses, including business interruptions resulting from mechanical failures, and may be subject to higher premiums, increased deductibles, reduced coverage, or non-renewal.

-	The Company's liquidity position, as well as its operating performance, may be negatively affected by other financial and business factors, many of which are beyond its control.

-
Since October 7, 2023, Israel has faced ongoing hostilities, including the armed conflict with Hamas in the Gaza Strip and periodic escalations with Hezbollah in Lebanon, which have continued to contribute to heightened regional tensions and uncertainty. In 2025 and 2026, this volatility further extended to include significant confrontations involving Iran and elements of the wider international community, with hostilities and military actions occurring between Israeli forces and Iranian targets that have exacerbated geopolitical instability in the region. Although there have been efforts toward temporary ceasefires and de-escalation, the risk of renewed or expanded military engagement involving Iran, Iran-backed actors in neighboring countries, and the potential for broader regional spillover remains. As of March 2026, these events have had no material impact on the Company's operations.

The Company's commercial insurance does not cover losses that may occur as a result of an event associated with the security situation in the region. Although the Israeli government is currently committed to covering the reinstatement value of direct damages that are caused by terrorist attacks or acts of war, the Company cannot assure that this government coverage will be maintained or, if maintained, will be sufficient to compensate fully the damages incurred.